Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
8.	FAIR VALUE MEASUREMENTS
Management uses its best judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in an estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts The Company could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective year-ends and have not been re-evaluated
or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the fair value measurements accounting guidance (FASB ASC 820,
Fair Value Measurements
), the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.
The Company uses a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value guidance establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels of pricing are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:
Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
This hierarchy requires the use of observable market data when available.
The estimated fair values of the Company’s financial instruments that are not required to be measured or reported at fair value are as follows:

	At June 30, 2022		At December 31, 2021
(In Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents (Level 1)	$62,996	$62,996	$22,590	$22,590
Certificates of deposit with other banks (Level 3)	11,088	11,088	12,828	12,828
Securities held to maturity (Level 2)	28,816	28,290	—	—
Loans (Level 3)	786,516	774,687	711,664	705,706
Accrued interest receivable (Level 1)	3,797	3,797	3,022	3,022
Restricted investments in bank stock (Level 1)	2,567	2,567	2,685	2,685
Cash surrender value of life insurance (Level 1)	19,012	19,012	18,787	18,787
Financial liabilities:
Non-maturity deposits (Level 1)	689,249	689,249	591,344	591,344
Time Deposits (Level 3)	213,124	210,984	180,321	180,485
Other borrowings (Level 3)	1,639	1,639	19,814	19,819
Subordinated Notes (Level 3)	40,585	38,026	20,696	20,696
Accrued interest payable (Level 1)	325	325	103	103
The following tables present the assets reported on the Consolidated Balance Sheet at their fair value on a recurring basis as of June 30, 2022 and December 31, 2021, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The Company’s
available-for-sale
investment securities are reported at fair value. These securities are valued by an independent third party. The valuations are based on market data. They utilize evaluated pricing models that vary by asset and incorporate available trade, bid and other market information. For securities that do not trade on a daily basis, their evaluated pricing applications apply available information such as benchmarking and matrix pricing. The market inputs normally sought in the evaluation of securities include benchmark yields, reported trades, broker/dealer quotes (only obtained from market makers or broker/dealers recognized as market participants), issuer spreads, two-sided
markets, benchmark securities, bid, offers and reference data. For certain securities additional inputs may be used or some market inputs may not be applicable. Inputs are prioritized differently on any given day based on market conditions.

	June 30, 2022
(In Thousands)	Level I	Level II	Level III	Total
Assets:
Small Business Administration loan pools	$—	$693	$—	$693
Obligations of state and political subdivisions	—	40,993	—	40,993
Mortgage backed securities	—	44,070	—	44,070

Total	$—	$85,756	$—	$85,756

	December 31, 2021
(In Thousands)	Level I	Level II	Level III	Total

Assets:
Small Business Administration loan pools	$—	$1,084	$—	$1,084
Obligations of state and political subdivisions	—	48,482	—	48,482
Mortgage backed securities	—	54,217	—	54,217

Total	$—	$103,783	$—	$103,783

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used as of June 30, 2022 and December 31, 2021 are presented in the table below.

	June 30, 2022
(In Thousands)	Level I	Level II	Level III	Total
Impaired loans	$—	$—	$8,297	$8,297

	December 31, 2021
(In Thousands)	Level I	Level II	Level III	Total
Impaired loans	$—	$—	$751	$751
Loans Held for Sale	$—	$—	$3,860	$3,860
The following tables provide information describing the valuation processes used to determine nonrecurring fair value measurements categorized within Level III of the fair value hierarchy:

	June 30, 2022
	Quantitative Information About Level III Fair Value Measurements
(In Thousands)	Fair Value	Valuation Techniques		Unobservable Input	Range (Weighted Average)
Impaired loans	$8,297	Appraisal of collateral	(1)	Liquidation expenses	10%

	December 31, 2021
	Quantitative Information About Level III Fair Value Measurements
(In Thousands)	Fair Value	Valuation Techniques		Unobservable Input	Range (Weighted Average)

Impaired loans	$751	Appraisal of collateral	(1)	Liquidation expenses	10%
Loans Held for Sale	$3,860	Appraisal of collateral	(1)	Liquidation of collateral	15%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which include various Level III inputs that are not identifiable.
Appraisals may be adjusted by management for qualitative factors, such as economic conditions, aging, and/or estimated liquidation expenses incurred when selling the collateral. The range and weighted average of appraisal adjustments and liquidation expenses are presented as a percentage of the appraisal.

14.	FAIR VALUE MEASUREMENTS
Management uses its best judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in an estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts The Company could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective year-ends and have not been re-evaluated
or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the fair value measurements accounting guidance (FASB ASC 820,
Fair Value Measurements
), the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.
The Company uses a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value guidance establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels of pricing are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
This hierarchy requires the use of observable market data when available.
The estimated fair values of the Company’s financial instruments that are not required to be measured or reported at fair value are as follows:

	At December 31, 2021		At December 31, 2020
(In Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents (Level 1)	$22,590	$22,590	$33,162	$33,162
Certificates of deposit with other banks (Level 3)	12,828	12,828	17,051	17,051
Loans (Level 3)	711,664	705,706	233,795	236,030
Accrued interest receivable (Level 1)	3,022	3,022	1,675	1,675
Restricted investments in bank stock (Level 1)	2,685	2,685	2,268	2,268
Cash surrender value of life insurance (Level 1)	18,787	18,787	8,941	8,941
Financial liabilities:
Non-maturity deposits (Level 1)	591,344	591,344	294,469	294,469
Time Deposits (Level 3)	180,321	180,485	80,655	81,164
Long-term borrowings (Level 3)	19,814	19,819	1,120	1,116
Subordinated Notes (Level 3)	20,696	20,696	—	—
Accrued interest payable (Level 1)	103	103	233	233
The following tables present the assets reported on the Consolidated Balance Sheet at their fair value on a recurring basis as of December 31, 2021 and 2020, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The Company’s
available-for-sale
investment securities are reported at fair value. These securities are valued by an independent third party. The valuations are based on market data. They utilize evaluated pricing models that vary by asset and incorporate available trade, bid and other market information. For securities that do not trade on a daily basis, their evaluated pricing applications apply available information such as benchmarking and matrix pricing. The market inputs normally sought in the evaluation of securities include benchmark yields, reported trades, broker/dealer quotes (only obtained from market makers or broker/dealers recognized as market participants), issuer spreads, two-sided
markets, benchmark securities, bid, offers and reference data. For certain securities additional inputs may be used or some market inputs may not be applicable. Inputs are prioritized differently on any given day based on market conditions.

	December 31, 2021
(In Thousands)	Level I	Level II	Level III	Total
Assets:
Small Business Administration loan pools	—	1,084	—	1,084
Obligations of state and political subdivisions	—	48,482	—	48,482
Mortgage backed securities	—	54,217	—	54,217

Total	$—	$103,783	$—	$103,783

	December 31, 2020
(In Thousands)	Level I	Level II	Level III	Total
Assets:
Small Business Administration loan pools	$—	$7,994	$—	$7,994
Obligations of state and political subdivisions	—	52,059	—	52,059
Mortgage backed securities	—	65,394	—	65,394

Total	$—	$125,447	$—	$125,447

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used as of December 31, 2021 are presented in the table below. There were no impaired loans measured at their fair value on a nonrecurring basis as of December 31, 2020.

	December 31, 2021
(In Thousands)	Level I	Level II	Level III	Total
Impaired loans	$—	$—	$751	$751
Loans Held for Sale	$—	$—	$3,860	$3,860

	December 31, 2020
(In Thousands)	Level I	Level II	Level III	Total
Loans Held for Sale	$—	$—	$1,015	$1,015
The following tables provide information describing the valuation processes used to determine nonrecurring fair value measurements categorized within Level III of the fair value hierarchy:

	December 31, 2021
	Quantitative Information About Level III Fair Value Measurements
(In Thousands)	Fair Value	Valuation Techniques		Unobservable Input	Range (Weighted Average)
Impaired loans	$751	Appraisal of collateral	(1)	Liquidation expenses	10%
Loans Held for Sale	$3,860	Appraisal of collateral	(1)	Liquidation of collateral	15%

	December 31, 2020
	Quantitative Information About Level III Fair Value Measurements
(In Thousands)	Fair Value	Valuation Techniques		Unobservable Input	Range (Weighted Average)
Loans Held for Sale	$1,015	Appraisal of collateral	(1)	Liquidation of collateral	10%
(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which include various Level III inputs that are not identifiable.
Appraisals may be adjusted by management for qualitative factors, such as economic conditions, aging, and/or estimated liquidation expenses incurred when selling the collateral. The range and weighted average of appraisal adjustments and liquidation expenses are presented as a percentage of the appraisal.